Employee compensation and benefits	12 Months Ended
Dec. 31, 2025
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits	Employee compensation and benefits

	2025	2024	2023
	$m	$m	$m
Employee compensation and benefits[1]	19,553	18,465	18,220
Capitalised wages and salaries[2]	1,959	1,688	1,403
Gross employee compensation and benefits for the year ended 31 Dec	21,512	20,153	19,623

Consists of:
Wages and salaries	19,048	17,815	17,359
Social security costs	1,638	1,487	1,507
Post-employment benefits	826	851	757
Year ended 31 Dec	21,512	20,153	19,623
1Employee compensation and benefits are presented in the income statement net of software capitalisation costs and costs included in the insurance contract fulfilment cash flow liabilities under IFRS 17.
2Comprises $1.4bn (2024: $1.1bn; 2023: $1.0bn) software capitalisation costs and $0.6bn (2024: $0.6bn; 2023: $0.4bn) costs included in the insurance contract fulfilment cash flow liabilities under IFRS 17.

Average number of persons employed by HSBC during the year by business segment[1]
	2025	2024	2023
Hong Kong	33,111	33,820	34,818
UK	32,177	32,791	32,391
Corporate and Institutional Banking	81,940	75,327	75,141
International Wealth and Premier Banking	70,674	78,616	84,855
Corporate Centre	369	374	347
Year ended 31 Dec	218,271	220,928	227,552

Average number of persons employed by HSBC during the year by legal entity[1]
	2025	2024	2023
HSBC UK Bank plc	19,841	20,034	20,415
HSBC Bank plc	10,210	11,456	14,809
The Hongkong and Shanghai Banking Corporation Limited	52,756	54,478	54,321
HSBC Bank Middle East Limited	3,424	3,344	3,316
HSBC North America Holdings Inc.	5,680	5,928	6,046
HSBC Bank Canada	—	758	4,354
Grupo Financiero HSBC, S.A. de C.V.	13,382	13,928	14,412
Other trading entities[2]	5,419	8,393	9,247
Holding companies, shared service centres and intra-Group eliminations	107,559	102,609	100,632
Year ended 31 Dec	218,271	220,928	227,552
1Average number of persons employed represents the number of persons with contracts of service with the Group. This includes an average number of temporary persons employed of 6,147 (2024: 6,390; 2023: 7,207). Persons employed comprises individuals in front-line roles, those providing dedicated support services managed by business segments and an allocation of Corporate Centre individuals in proportion to business usage of shared support services and global infrastructure. During 2025, certain Operations individuals were transferred from Corporate Centre to business segments for which they provide dedicated services.
2Other trading entities includes entities located in Türkiye, Egypt and Saudi Arabia.

Reconciliation of total incentive awards granted to income statement charge
	2025	2024	2023
	$m	$m	$m
Total incentive awards approved for the current year	3,930	3,800	3,774
Less: deferred bonuses awarded, expected to be recognised in future periods	(430)	(381)	(353)
Total incentives awarded and recognised in the current year	3,500	3,419	3,421
Add: current year charges for deferred bonuses from previous years	478	439	375
Other	(11)	(97)	(56)
Income statement charge for incentive awards	3,967	3,761	3,740
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $608m (2024: $529m; 2023: $482m) was equity settled, as follows:

	2025	2024	2023
	$m	$m	$m
Conditional share awards	650	551	499
Savings-related and other share award option plans	18	27	23
Year ended 31 Dec	668	578	522

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive (‘LTI’) awards delivered in shares)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
–Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are LTI awards, which are subject to performance conditions.
–Deferred share awards generally vest over a period of three, four, five or seven years.
–Vested shares may be subject to a retention requirement post-vesting.
–Awards are generally subject to malus and clawback provisions.
–LTI is subject to performance conditions.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 30 jurisdictions.
–Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
–Matching awards are added at a ratio of one free share for every three purchased. In mainland China, matching awards are settled in cash.
–Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2025	2024
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	133,643	125,023
Additions during the year	55,411	84,930
Released in the year	(63,652)	(71,849)
Forfeited in the year	(5,756)	(4,461)
Conditional share awards outstanding at 31 Dec	119,646	133,643
Weighted average fair value of awards granted ($)	7.11	6.08

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
–From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
–These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
–The exercise price is set at a 20% (2024: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair value of a share award is based on the share price at the grant date, adjusted for expected dividend yield (2025: 6.5%; 2024: 6.25%), risk-
free rate (2025: 4.2% p.a.; 2024: 4.2% p.a.) and a simulated market condition factor. The fair values of share options are calculated using a Black-
Scholes model.

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2025	75,335	3.81
Granted during the year[2]	11,901	7.61
Exercised during the year[3]	(25,388)	3.00
Expired during the year	(1,633)	4.85
Forfeited during the year	(1,313)	4.37
Outstanding at 31 Dec 2025	58,902	4.84
– of which exercisable	13,352	2.90
Weighted average remaining contractual life (years)	1.93

Outstanding at 1 Jan 2024	83,994	3.42
Granted during the year[2]	11,845	5.30
Exercised during the year[3]	(16,776)	2.94
Expired during the year	(2,454)	4.20
Forfeited during the year	(1,274)	3.48
Outstanding at 31 Dec 2024	75,335	3.81
– of which exercisable	1,446	3.34
Weighted average remaining contractual life (years)	2.10
1Weighted average exercise price.
2The weighted average fair value of options granted during the year was $1.90 (2024: $1.66).
3The weighted average share price at the date the options were exercised was $13.88 (2024: $8.54).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk management processes’ on page 191 contains details of the policies and practices associated with these pension plans, some of which are defined benefit plans. The largest defined benefit plan is the
HSBC UK section of the HSBC Bank (UK) Pension Scheme (‘the principal plan’), created as a result of the HSBC Bank (UK) Pension Scheme being fully sectionalised in 2018 to meet the requirements of the Banking Reform Act. For further details of how the trustee of the HSBC Bank (UK)
Pension Scheme manages climate risk, see ’Managing climate risk’ on page 49.
HSBC holds on its balance sheet the net surplus or deficit, which is the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, HSBC has considered its current right to obtain a future refund or a reduction in future contributions together with the rights of third parties such as trustees.
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk, inflation swaps to reduce inflation risk and longevity swaps to reduce the impact of longer life expectancy.
The principal plan is subject to the statutory funding objective requirements of the UK Pensions Act 2004, which requires that it be funded to at least the level of technical provisions (an actuarial estimate of the assets needed to provide for the benefits already built up under the plan). Where a funding valuation is carried out and identifies a deficit, the employer and trustee are required to agree to a deficit recovery plan.
The latest funding valuation of the plan at 31 December 2022 was carried out by Towers Watson Limited, using the projected unit credit method.
At that date, the market value of the plan’s assets was £23.9bn ($28.8bn) and this exceeded the value placed on its liabilities on an ongoing basis by £3.7bn ($4.4bn), giving a funding level of 118%. These figures include defined contribution assets amounting to £3.0bn ($3.6bn). The main differences between the assumptions used for assessing the defined benefit liabilities for this funding valuation and those used for IAS 19 are that an element of prudence is contained in the funding valuation assumptions for discount rate, inflation rate and life expectancy. The funding valuation is used to judge the amount of cash contributions the Group needs to put into the pension scheme. It will always be different to the IAS 19 accounting surplus, which is an accounting rule concerning employee benefits and shown on the balance sheet of our financial statements. The next funding valuation will be performed in 2026, with an effective date of 31 December 2025.
The actuary also assessed the value of the liabilities if the plan were to have been stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumptions, which would allow for reserves and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £21.3bn ($25.7bn) at 31 December 2022.
The trust deed gives the ability for HSBC UK to take a refund of surplus assets after the plan has been run down such that no further beneficiaries remain. In assessing whether a surplus is recoverable, HSBC UK has considered its right to obtain a future refund together with the rights of third parties such as trustees. On this basis, any net surplus in the HSBC UK section of the plan is recognised in HSBC UK’s financial statements and the Group’s financial statements.

Income statement charge/(credit)
	2025	2024	2023
	$m	$m	$m
Defined benefit pension plans	(227)	(116)	(151)
Defined contribution pension plans	1,015	933	874
Pension plans	788	817	723
Defined benefit and contribution healthcare plans	38	34	34
Year ended 31 Dec	826	851	757

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	32,352	(24,858)	—	7,494
Defined benefit healthcare plans	120	(439)	—	(319)
At 31 Dec 2025	32,472	(25,297)	—	7,175
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,071)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				8,246

Defined benefit pension plans	30,758	(23,959)	—	6,799
Defined benefit healthcare plans	80	(348)	—	(268)
At 31 Dec 2024	30,838	(24,307)	—	6,531
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,017)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,548
HSBC Holdings
Employee compensation and benefit expense in respect of HSBC Holdings’ employees in 2025 amounted to $31m (2024: $29m; 2023: $15m). The average number of persons employed during 2025 was 23 (2024: 28; 2023: 29). One employee is a member of a defined benefit pension plan. This employee is a member of the HSBC Bank (UK) Pension Scheme. HSBC Holdings pays contributions to this plan for its own employee in accordance with the schedules of contributions determined by the trustees of the plan and recognises these contributions as an expense as they fall due.Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	23,652	7,106	(17,223)	(6,736)	—	—	6,429	370
Service cost	—	—	(12)	(127)	—	—	(12)	(127)
– current service cost	—	—	(11)	(112)	—	—	(11)	(112)
– past service cost and gains/(losses) from settlements	—	—	(1)	(15)	—	—	(1)	(15)
Net interest income/(cost) on the net defined benefit asset/ (liability)	1,344	312	(970)	(281)	—	—	374	31
Remeasurement effects recognised in other comprehensive income	(469)	75	324	(65)	—	—	(145)	10
– return on plan assets (excluding interest income)	(469)	75	—	—	—	—	(469)	75
– actuarial gains/(losses) financial assumptions	—	—	464	(57)	—	—	464	(57)
– actuarial gains/(losses) demographic assumptions	—	—	22	3	—	—	22	3
– actuarial gains/(losses) experience adjustments	—	—	(162)	(11)	—	—	(162)	(11)
– other changes	—	—	—	—	—	—	—	—
Exchange differences	1,631	241	(1,183)	(218)	—	—	448	23
Benefits paid	(1,116)	(530)	1,116	608	—	—	—	78
Other movements[2]	(19)	125	(20)	(71)	—	—	(39)	54
At 31 Dec 2025	25,023	7,329	(17,968)	(6,890)	—	—	7,055	439

At 1 Jan 2024	26,590	7,307	(19,782)	(7,229)	—	—	6,808	78
Service cost	—	(1)	(35)	(144)	—	—	(35)	(145)
– current service cost	—	—	(9)	(140)	—	—	(9)	(140)
– past service cost and losses from settlements	—	(1)	(26)	(4)	—	—	(26)	(5)
Net interest income/(cost) on the net defined benefit asset/ (liability)	1,213	277	(896)	(265)	—	—	317	12
Remeasurement effects recognised in other comprehensive income	(2,665)	(6)	2,156	186	—	—	(509)	180
– return on plan assets (excluding interest income)	(2,665)	(6)	—	—	—	—	(2,665)	(6)
– actuarial gains/(losses) financial assumptions	—	—	1,771	204	—	—	1,771	204
– actuarial gains/(losses) demographic assumptions	—	—	161	(5)	—	—	161	(5)
– actuarial gains/(losses) experience adjustments	—	—	224	(13)	—	—	224	(13)
– other changes	—	—	—	—	—	—	—	—
Exchange differences	(387)	(145)	281	191	—	—	(106)	46
Benefits paid	(1,082)	(496)	1,082	561	—	—	—	65
Other movements[2]	(17)	170	(29)	(36)	—	—	(46)	134
At 31 Dec 2024	23,652	7,106	(17,223)	(6,736)	—	—	6,429	370
1For further details of the principal plan, see page 322.
2Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.
HSBC expects to make $109m of contributions to defined benefit pension plans during 2026, consisting of $nil for the principal plan and $109m for other plans. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2026	2027	2028	2029	2030	2031-2035
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,170	1,203	1,239	1,275	1,313	7,175
Other plans[1]	436	436	437	433	437	2,259
1The duration of the defined benefit obligation is 11.4 years for the principal plan under the disclosure assumptions adopted (2024: 11.8 years) and 9.7 years for all other plans combined (2024: 9.8 years).
2For further details of the principal plan, see page

Fair value of plan assets by asset classes
	31 Dec 2025				31 Dec 2024
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	25,023	13,768	11,255	350	23,652	13,903	9,749	421
– equities	58	—	58	—	65	—	65	—
– bonds fixed income	5,964	5,471	493	—	5,864	5,372	492	—
– bonds index-linked	7,863	7,863	—	—	8,253	8,253	—	—
– bonds other	—	—	—	—	—	—	—	—
– derivatives	300	—	300	350	295	—	295	421
– property	855	—	855	—	833	—	833	—
– pooled investment vehicles	9,549	—	9,549	—	8,064	—	8,064	—
– other	434	434	—	—	278	278	—	—
Other plans
Fair value of plan assets	7,329	5,717	1,612	16	7,106	6,407	699	19
– equities	608	608	—	4	587	587	—	4
– bonds fixed income	3,742	3,741	1	3	3,671	3,671	—	4
– bonds index-linked	47	47	—	—	33	33	—	—
– bonds other	561	534	27	—	473	473	—	—
– derivatives	(61)	—	(61)	—	2	(3)	5	—
– property	140	135	5	—	103	98	5	—
– other	2,292	652	1,640	9	2,237	1,548	689	11
1The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 36.
2For further details of the principal plan, see page 322.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high-quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate (RPI)	Inflation rate (CPI)	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%
UK
At 31 Dec 2025	5.51	3.02	2.34	2.96	3.09
At 31 Dec 2024	5.54	3.33	2.88	3.22	3.63
1For further details of the principal plan, see page 322.

Mortality tables and average life expectancy at age 60 for the principal plan[1]
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2025	SAPS S3[2]	26.4	28.0	28.4	30.0
At 31 Dec 2024	SAPS S3[3]	26.1	27.7	28.3	29.9
1For further details of the principal plan, see page 322.
2    Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s CMI 2024 core projection model with an initial addition to improvement of 0.25% per annum, and a long-term rate of improvement of 1.25% per annum, with other parameters set in line with the model default values.
3    Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s CMI 2023 core projection model with an initial addition to improvement of 0.25% per annum and a long-term rate of improvement of 1.25% per annum and with a 0%
weighting to 2020 and 2021, mortality experience and a 15% weighting to 2022 and 2023, reflecting long-term view on mortality improvements post-pandemic.

The effect of changes in key assumptions on the principal plan[1]
	Impact on HSBC UK section of the HSBC Bank (UK) Pension Scheme obligation
	Financial impact of increase		Financial impact of decrease
	2025	2024	2025	2024
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(477)	(473)	496	496
Inflation rate (RPI and CPI) – increase/decrease of 0.25%	408	389	(391)	(391)
Pension payments and deferred pensions – increase/decrease of 0.25%	504	487	(478)	(478)
Pay – increase/decrease of 0.25%	7	6	(6)	(6)
Change in mortality – increase/decrease of 1 year	486	483	(464)	(464)
1For further details of the principal plan, see page 322.
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit asset recognised in the balance sheet. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the prior period.
Directors’ emolumentsDetails of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ remuneration report on page 249.